Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash collateral - netted
Cash collateral paid	23,870	36,662
Cash collateral received	20,500	33,373
Cash collateral - not netted
Cash collateral paid	8,359	10,904
Cash collateral received	11,663	12,224
Bank
Cash collateral - netted
Cash collateral paid	23,929	36,715
Cash collateral received	20,512	33,274
Cash collateral - not netted
Cash collateral paid	8,359	10,904
Cash collateral received	11,664	12,224